Net Loss Per Share Attributable to Common Stockholders - Schedule of basic and diluted net loss per share attributable to common stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (15,022)	$ (1,507)	$ (6,552)	$ (12,678)	$ (6,560)
Denominator:
Weighted average shares outstanding, basic and diluted	100,817,385	58,621,041
Net loss per share attributable to common stockholders, basic and diluted	$ (0.15)	$ (0.03)	$ (0.11)	$ (0.22)	$ (0.13)